Business segment information - Information by business segment (Details) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) country segment	Jun. 30, 2023 USD ($)
Business segment information
Number of business segments | segment				5
Sales	$ 53,743	$ 56,278	$ 56,271	$ 110,021	$ 118,874
Excise taxes	(4,560)	(4,395)	(4,737)	(8,955)	(9,107)
Revenues from sales	49,183	51,883	51,534	101,066	109,767
Operating expenses	(39,943)		(41,832)	(81,454)	(88,060)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,976)	(2,942)	(3,106)	(5,918)	(6,168)
Net income (loss) from equity affiliates and other items	625		257	2,177	1,333
Tax on net operating income	(2,677)		(2,456)	(5,570)	(6,551)
Net cost of net debt	(365)		(245)	(650)	(538)
Non-controlling interests	(60)	(83)	(64)	(143)	(138)
Net income - TotalEnergies share	3,787	5,721	4,088	9,508	9,645
Total expenditures	5,052	5,205	4,777	10,257	11,677
Total divestments	494	1,738	304	2,232	842
Cash flow from operating activities	9,007	$ 2,169	9,900	11,176	15,033
Intercompany
Business segment information
Sales	(20,720)		(22,451)	(43,215)	(50,101)
Revenues from sales	(20,720)		(22,451)	(43,215)	(50,101)
Operating expenses	20,720		22,451	$ 43,215	50,101
Exploration & Production
Business segment information
Number of countries for activities of exploration and production of oil and natural gas | country				50
Sales	1,416		1,434	$ 2,734	3,388
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,907)		(2,117)	(3,824)	(4,183)
Net income (loss) from equity affiliates and other items	141		(15)	238	53
Tax on net operating income	(2,163)		(1,889)	(4,424)	(5,287)
Total expenditures	2,697		2,569	4,991	6,621
Total divestments	149		26	455	57
Cash flow from operating activities	4,535		4,047	8,125	8,583
Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales	11,212		11,542	22,265	24,224
Operating expenses	(4,669)		(5,162)	(9,113)	(9,924)
Exploration & Production | Intercompany
Business segment information
Sales	(9,796)		(10,108)	(19,531)	(20,836)
Integrated LNG
Business segment information
Sales	1,986		2,020	4,645	6,892
Depreciation, depletion and impairment of tangible assets and mineral interests	(310)		(277)	(631)	(565)
Net income (loss) from equity affiliates and other items	526		472	1,021	1,276
Tax on net operating income	(251)		(137)	(535)	(342)
Total expenditures	844		626	1,409	1,821
Total divestments	29		45	79	94
Cash flow from operating activities	431		1,332	2,141	4,868
Integrated LNG | Business segments and Corporate
Business segment information
Revenues from sales	4,097		4,798	10,251	15,669
Operating expenses	(2,922)		(3,797)	(7,706)	(13,242)
Integrated LNG | Intercompany
Business segment information
Sales	(2,111)		(2,778)	(5,606)	(8,777)
Integrated Power
Business segment information
Sales	4,464		6,249	11,546	14,804
Depreciation, depletion and impairment of tangible assets and mineral interests	(105)		(51)	(202)	(98)
Net income (loss) from equity affiliates and other items	26		(250)	(589)	(320)
Tax on net operating income	(79)		(41)	(119)	(152)
Total expenditures	769		807	2,508	2,041
Total divestments	261		149	323	298
Cash flow from operating activities	1,647		2,284	1,398	999
Integrated Power | Business segments and Corporate
Business segment information
Revenues from sales	4,833		6,919	12,705	17,159
Operating expenses	(4,506)		(6,334)	(12,071)	(16,165)
Integrated Power | Intercompany
Business segment information
Sales	(369)		(670)	(1,159)	(2,355)
Refining & Chemicals
Business segment information
Sales	24,516		24,849	49,049	49,704
Excise taxes	(208)		(231)	(378)	(415)
Depreciation, depletion and impairment of tangible assets and mineral interests	(416)		(394)	(792)	(808)
Net income (loss) from equity affiliates and other items	(13)		3	55	55
Tax on net operating income	(60)		(187)	(315)	(512)
Total expenditures	443		489	878	714
Total divestments	127		52	165	60
Cash flow from operating activities	1,541		1,923	(588)	1,072
Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales	32,511		33,248	65,017	66,980
Operating expenses	(31,647)		(32,042)	(62,535)	(63,934)
Refining & Chemicals | Intercompany
Business segment information
Sales	(8,203)		(8,630)	(16,346)	(17,691)
Marketing & Services
Business segment information
Sales	21,358		21,712	42,029	44,071
Excise taxes	(4,352)		(4,506)	(8,577)	(8,692)
Depreciation, depletion and impairment of tangible assets and mineral interests	(208)		(241)	(414)	(465)
Net income (loss) from equity affiliates and other items	(84)		64	1,396	307
Tax on net operating income	(101)		(162)	(209)	(281)
Total expenditures	259		256	403	415
Total divestments	(78)		28	1,203	329
Cash flow from operating activities	1,650		665	1,542	(8)
Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales	17,170		17,407	33,885	35,700
Operating expenses	(16,601)		(16,672)	(32,697)	(34,459)
Marketing & Services | Intercompany
Business segment information
Sales	(164)		(201)	(433)	(321)
Corporate
Business segment information
Sales	3		7	18	15
Depreciation, depletion and impairment of tangible assets and mineral interests	(30)		(26)	(55)	(49)
Net income (loss) from equity affiliates and other items	29		(17)	56	(38)
Tax on net operating income	(23)		(40)	32	23
Total expenditures	40		30	68	65
Total divestments	6		4	7	4
Cash flow from operating activities	(797)		(351)	(1,442)	(481)
Corporate | Business segments and Corporate
Business segment information
Revenues from sales	80		71	158	136
Operating expenses	(318)		(276)	(547)	(437)
Corporate | Intercompany
Business segment information
Sales	(77)		(64)	(140)	(121)
Adjustments
Business segment information
Net operating income	(874)		(937)	(295)	(1,929)
Adjustments | Exploration & Production
Business segment information
Net operating income	(53)		10	(75)	(119)
Adjustments | Integrated LNG
Business segment information
Net operating income	(12)		(271)	26	(606)
Adjustments | Integrated Power
Business segment information
Net operating income	(333)		(207)	(1,389)	(396)
Adjustments | Refining & Chemicals
Business segment information
Net operating income	(264)		(376)	(171)	(841)
Adjustments | Marketing & Services
Business segment information
Net operating income	(203)		(53)	1,327	73
Adjustments | Corporate
Business segment information
Net operating income	(9)		(40)	(13)	(40)
Adjusted
Business segment information
Net operating income	5,086		5,334	10,596	12,250
Adjusted | Exploration & Production
Business segment information
Net operating income	2,667		2,349	5,217	5,002
Adjusted | Integrated LNG
Business segment information
Net operating income	1,152		1,330	2,374	3,402
Adjusted | Integrated Power
Business segment information
Net operating income	502		450	1,113	820
Adjusted | Refining & Chemicals
Business segment information
Net operating income	639		1,004	1,601	2,622
Adjusted | Marketing & Services
Business segment information
Net operating income	379		449	634	729
Adjusted | Corporate
Business segment information
Net operating income	$ (253)		$ (248)	$ (343)	$ (325)